Accounts Receivable, net (Including Related and Unrelated Parties) (Details 3) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year (IAS 39)	$ 93,053
Adjustments on initial application of IFRS 9	0
Provisions (reversals) charged to (against) expense	(24,302)
Write-offs	(17,985)
Effect of changes in foreign currency exchange rates	87
Balance at end of the year	50,853	$ 93,053
Expected credit losses individually assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year (IAS 39)	12,765	41,812	$ 11,714
Adjustments on initial application of IFRS 9
Provisions (reversals) charged to (against) expense		(28,236)	31,360
Write-offs		(6)	0
Effect of changes in foreign currency exchange rates		(805)	(1,262)
Balance at end of the year		12,765	41,812
Expected credit losses collectively assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year (IAS 39)	$ 80,288	62,805	58,183
Adjustments on initial application of IFRS 9
Provisions (reversals) charged to (against) expense		18,396	12,938
Write-offs		0	(7,385)
Effect of changes in foreign currency exchange rates		(913)	(931)
Balance at end of the year		$ 80,288	$ 62,805